March 5, 2015

Supplement

SUPPLEMENT DATED MARCH 5, 2015 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
Dated April 30, 2014

On February 27, 2015, shareholders of Morgan Stanley Global Infrastructure Fund (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Institutional Fund, Inc., on behalf of its series Select Global Infrastructure Portfolio ("MSIF Select Global Infrastructure"), pursuant to which substantially all of the assets and liabilities of the Fund will be transferred to MSIF Select Global Infrastructure and shareholders of the Fund will become shareholders of MSIF Select Global Infrastructure, receiving shares of MSIF Select Global Infrastructure equal to the value of their holdings in the Fund (the "Reorganization"). Class A and Class B shareholders of the Fund will receive Class A shares of MSIF Select Global Infrastructure, while Class I shareholders of the Fund will receive Class I shares of MSIF Select Global Infrastructure and Class L shareholders of the Fund will receive Class L shares of MSIF Select Global Infrastructure. It is anticipated that the Reorganization will be consummated on or about March 30, 2015. The Fund is currently closed to new investors and will cease offering shares of all Classes of the Fund at the close of business on March 25, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLSPT-0315

March 5, 2015

Supplement

SUPPLEMENT DATED MARCH 5, 2015 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL INFRASTRUCTURE FUND
CLASS Q
Dated April 30, 2014

On February 27, 2015, shareholders of Morgan Stanley Global Infrastructure Fund (the "Fund") approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Institutional Fund, Inc., on behalf of its series Select Global Infrastructure Portfolio ("MSIF Select Global Infrastructure"), pursuant to which substantially all of the assets and liabilities of the Fund will be transferred to MSIF Select Global Infrastructure and shareholders of the Fund will become shareholders of MSIF Select Global Infrastructure, receiving shares of MSIF Select Global Infrastructure equal to the value of their holdings in the Fund (the "Reorganization"). Class Q shareholders of the Fund will receive Class A shares of MSIF Select Global Infrastructure. It is anticipated that the Reorganization will be consummated on or about March 30, 2015. The Fund's Class Q shares are currently closed to all investments except from existing investors through dividend reinvestments, and the Fund will cease offering Class Q shares at the close of business on March 25, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

UTLQSPT-0315